General (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
General [Line Items]
Percentage of net sales	12.00%
Percentage rate	6.00%
Minimum amount (in Dollars)	$ 5
Owned subsidiary company	The Company has four wholly-owned subsidiaries – Kamada Inc., Kamada Plasma LLC (wholly owned by Kamada Inc.), KI Biopharma LLC and Kamada Ireland Limited. In addition, the Company owns 74% of Kamada Assets Ltd. (“Kamada Assets”).
Subsidiary ownership interest, percentage	74.00%
FIMI Opportunity Funds [Member]
General [Line Items]
Ownership percentage	38.00%